Average Annual Total Returns - 1290 Retirement 2055 Fund	Mar. 01, 2021
SPTargetDateTwentyFiftyfiveIndex [Member]
Average Annual Return:
1 Year	13.86%
Since Inception	11.04%
Class I
Average Annual Return:
1 Year	6.57%
Since Inception	9.60%
Inception Date	Feb. 27, 2017
Class I | After Taxes on Distributions
Average Annual Return:
1 Year	5.63%
Since Inception	8.66%
Inception Date	Feb. 27, 2017
Class I | returnsaftertaxesondistributionsandsaleoffundshares [Member]
Average Annual Return:
1 Year	4.05%
Since Inception	7.10%
Inception Date	Feb. 27, 2017